Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Growth Series (Invesco Growth Series)
Entity Central Index Key	0000202032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Invesco Active Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class A
Trading Symbol	OAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class A)	$23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 1,927,890,000
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Asset allocation (% of total investments)
Invesco Active Allocation Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class C
Trading Symbol	OAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class C)	$62	1.21%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 1,927,890,000
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Asset allocation (% of total investments)
Invesco Active Allocation Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R
Trading Symbol	OAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R)	$ 36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 1,927,890,000
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Asset allocation (% of total investments)
Invesco Active Allocation Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class Y
Trading Symbol	OAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class Y)	$ 11	0.21%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 1,927,890,000
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Asset allocation (% of total investments)
Invesco Active Allocation Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R5
Trading Symbol	PAAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R5)	$ 8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 1,927,890,000
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Asset allocation (% of total investments)
Invesco Active Allocation Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R6
Trading Symbol	PAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R6)	$ 8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 1,927,890,000
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,927.89M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Asset allocation (% of total investments)
Invesco Convertible Securities Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class A
Trading Symbol	CNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class A)	$49	0.97%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 754,650,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class C
Trading Symbol	CNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class C)	$86	1.72%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.72%	[1]
Net Assets	$ 754,650,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class Y
Trading Symbol	CNSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class Y)	$36	0.72%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 754,650,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R5
Trading Symbol	CNSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R5)	$34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 754,650,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R6
Trading Symbol	CNSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R6)	$ 31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 754,650,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 754.65M
Total number of portfolio holdings	155
Portfolio turnover rate as of the end of the reporting period	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co., Class A, Series L, Conv. Pfd.	2.90%
Bank of America Corp., Series L, Conv. Pfd.	2.82%
Coinbase Global, Inc., Conv.	1.99%
MicroStrategy, Inc., Conv.	1.92%
Akamai Technologies, Inc., Conv.	1.62%
ON Semiconductor Corp., Conv.	1.48%
Liberty Broadband Corp., Conv.	1.42%
Duke Energy Corp., Conv.	1.38%
Jazz Investments I Ltd., Conv.	1.33%
Rivian Automotive, Inc., Conv.	1.32%
*Excluding money market fund holdings, if any.

Invesco Income Advantage International Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class A
Trading Symbol	GTNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class A)	$63	1.22%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 59,510,000
Holdings Count | Holding	1,267
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Invesco Income Advantage International Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class C
Trading Symbol	GNDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class C)	$101	1.97%
*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%	[1]
Net Assets	$ 59,510,000
Holdings Count | Holding	1,267
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Invesco Income Advantage International Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class R
Trading Symbol	GTNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class R)	$75	1.47%
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 59,510,000
Holdings Count | Holding	1,267
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Invesco Income Advantage International Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class Y
Trading Symbol	GTNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class Y)	$50	0.97%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 59,510,000
Holdings Count | Holding	1,267
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Invesco Income Advantage International Fund CLASS R5
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class R5
Trading Symbol	GNDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class R5)	$50	0.97%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 59,510,000
Holdings Count | Holding	1,267
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Invesco Income Advantage International Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Income Advantage International Fund
Class Name	Class R6
Trading Symbol	GNDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Advantage International Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage International Fund (Class R6)	$50	0.97%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 59,510,000
Holdings Count | Holding	1,267
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$59.51M
Total number of portfolio holdings	1,267
Portfolio turnover rate as of the end of the reporting period	55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares Core MSCI Emerging Markets ETF	4.48%
Novo Nordisk A/S, Class B	1.93%
Novartis AG	1.01%
Royal Bank of Canada (MSCI EAFE Index)	0.85%
Shell PLC	0.82%
Deutsche Telekom AG	0.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.80%
Roche Holding AG	0.78%
ASML Holding N.V.	0.76%
UBS Group AG (MSCI EAFE Index)	0.75%
*Excluding money market fund holdings, if any.

Invesco Income Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class A
Trading Symbol	ALAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class A)	$23	0.46%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 348,840,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
INVESCO Income Allocation Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class C
Trading Symbol	CLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class C)	$61	1.21%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 348,840,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments )
Invesco Income Allocation Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R
Trading Symbol	RLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R)	$36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 348,840,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Income Allocation Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class Y
Trading Symbol	ALAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class Y)	$11	0.21%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[1]
Net Assets	$ 348,840,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Income Allocation Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R5
Trading Symbol	ILAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R5)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 348,840,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Income Allocation Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R6
Trading Symbol	IIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R6)	$6	0.11%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 348,840,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$348.84M
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco International Diversified Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class A
Trading Symbol	OIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class A)	$22	0.45%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 1,893,280,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%

Invesco International Diversified Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class C
Trading Symbol	OIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class C)	$60	1.20%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 1,893,280,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%

Invesco International Diversified Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R
Trading Symbol	OIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R)	$35	0.70%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 1,893,280,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%

Invesco International Diversified Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class Y
Trading Symbol	OIDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class Y)	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 1,893,280,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%

Invesco International Diversified Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R5
Trading Symbol	INDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R5)	$7	0.14%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 1,893,280,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%

Invesco International Diversified Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R6
Trading Symbol	OIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R6)	$3	0.07%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,893,280,000
Holdings Count | Holding	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,893.28M
Total number of portfolio holdings	4
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The chart below shows the investment makeup of the Fund as of June 30, 2024.
Portfolio composition (% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.04%
Invesco Oppenheimer International Growth Fund, Class R6	24.93%
Invesco EQV International Equity Fund, Class R6	24.88%
Invesco Developing Markets Fund, Class R6	20.15%

Invesco Main Street Mid Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund
Class Name	Class A
Trading Symbol	OPMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class A)	$53	1.05%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 2,407,240,000
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund
Class Name	Class C
Trading Symbol	OPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class C)	$92	1.81%
*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%	[1]
Net Assets	$ 2,407,240,000
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund
Class Name	Class R
Trading Symbol	OPMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R)	$67	1.31%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 2,407,240,000
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund
Class Name	Class Y
Trading Symbol	OPMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class Y)	$41	0.81%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 2,407,240,000
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate a s of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024
.

Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), C las s A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), C las s A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund
Class Name	Class R5
Trading Symbol	MSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R5)	$39	0.76%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 2,407,240,000
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund
Class Name	Class R6
Trading Symbol	OPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R6)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 2,407,240,000
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statisti c s About The Fund? (as of June 30, 2024)
Fund net assets	$2,407.24M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.87%
Raymond James Financial, Inc.	1.80%
Tyler Technologies, Inc.	1.80%
Howmet Aerospace, Inc.	1.75%
Xylem, Inc.	1.69%
Trade Desk, Inc. (The), Class A	1.68%
Hubbell, Inc.	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.64%
Curtiss-Wright Corp.	1.61%
*Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund
Class Name	Class A
Trading Symbol	OSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class A)	$55	1.10%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 1,910,480,000
Holdings Count | Holding	101
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (
%
of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund
Class Name	Class C
Trading Symbol	OSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class C)	$93	1.85%
*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[1]
Net Assets	$ 1,910,480,000
Holdings Count | Holding	101
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund
Class Name	Class R
Trading Symbol	OSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R)	$68	1.35%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 1,910,480,000
Holdings Count | Holding	101
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials , Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials , Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund
Class Name	Class Y
Trading Symbol	OSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class Y)	$43	0.85%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 1,910,480,000
Holdings Count | Holding	101
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund
Class Name	Class R5
Trading Symbol	MNSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R5)	$39	0.78%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 1,910,480,000
Holdings Count | Holding	101
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services , Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services , Inc.	1.51%
*Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund
Class Name	Class R6
Trading Symbol	OSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R6)	$36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 1,910,480,000
Holdings Count | Holding	101
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About Th e Fund ? (as of June 30, 2024)
Fund net assets	$1,910.48M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.
Sector
allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.11%
Summit Materials, Inc., Class A	1.92%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.70%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.51%
*Excluding money market fund holdings, if any.

Invesco Quality Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class A
Trading Symbol	VKMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246 .
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class A)	$44	0.89%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 552,430,000
Holdings Count | Holding	710
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco Quality Income Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class C
Trading Symbol	VUSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class C)	$81	1.65%
*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%	[1]
Net Assets	$ 552,430,000
Holdings Count | Holding	710
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco Quality Income Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R
Trading Symbol	VUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R)	$57	1.15%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 552,430,000
Holdings Count | Holding	710
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco Quality Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class Y
Trading Symbol	VUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class Y)	$32	0.65%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 552,430,000
Holdings Count | Holding	710
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco Quality Income Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R5
Trading Symbol	VUSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R5)	$30	0.61%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 552,430,000
Holdings Count | Holding	710
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco Quality Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R6
Trading Symbol	VUSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R6)	$27	0.54%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 552,430,000
Holdings Count | Holding	710
Investment Company, Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$552.43M
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	174%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024.
Invesco Select Risk: Conservative Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class A
Trading Symbol	OACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class A)	$21	0.42%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 360,290,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Conservative Investor Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class C
Trading Symbol	OCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class C)	$59	1.18%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 360,290,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Conservative Investor Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R
Trading Symbol	ONCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R)	$34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 360,290,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Conservative Investor Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class Y
Trading Symbol	OYCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class Y)	$9	0.18%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 360,290,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Conservative Investor Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R5
Trading Symbol	PXCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R5)	$6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 360,290,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Conservative Investor Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R6
Trading Symbol	PXCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R6)	$4	0.08%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
Net Assets	$ 360,290,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$360.29M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Growth Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class A
Trading Symbol	AADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class A)	$22	0.44%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 969,480,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Growth Investor Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class C
Trading Symbol	AADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class C)	$61	1.19%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 969,480,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Growth Investor Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R
Trading Symbol	AADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 969,480,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Growth Investor Fund Class S
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class S
Trading Symbol	AADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class S)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 969,480,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Growth Investor Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class Y
Trading Symbol	AADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class Y)	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 969,480,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Growth Investor Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R5
Trading Symbol	AADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R5)	$8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 969,480,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Growth Investor Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R6
Trading Symbol	AAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R6)	$5	0.09%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 969,480,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 969.48M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: High Growth Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class A
Trading Symbol	OAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class A)	$19	0.37%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 808,570,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: High Growth Investor Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class C
Trading Symbol	OCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class C)	$58	1.13%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 808,570,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: High Growth Investor Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R
Trading Symbol	ONAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R)	$32	0.63%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 808,570,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: High Growth Investor Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class Y
Trading Symbol	OYAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class Y)	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 808,570,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: High Growth Investor Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R5
Trading Symbol	PXQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R5)	$4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 808,570,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: High Growth Investor Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R6
Trading Symbol	PXGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R6)	$3	0.06%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 808,570,000
Holdings Count | Holding	28
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 808.57M
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderate Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class A
Trading Symbol	OAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class A)	$19	0.37%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,803,340,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderate Investor Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class C
Trading Symbol	OCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class C)	$57	1.13%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 1,803,340,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderate Investor Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R
Trading Symbol	ONMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R)	$32	0.63%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 1,803,340,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderate Investor Fund Class S
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class S
Trading Symbol	PXMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class S)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 1,803,340,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderate Investor Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class Y
Trading Symbol	OYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class Y)	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 1,803,340,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderate Investor Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R5
Trading Symbol	PXMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R5)	$6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 1,803,340,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderate Investor Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R6
Trading Symbol	PXMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R6)	$3	0.05%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 1,803,340,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,803.34M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderately Conservative Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class A
Trading Symbol	CAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$24	0.47%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 272,320,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderately Conservative Investor Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class C
Trading Symbol	CACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$61	1.22%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 272,320,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderately Conservative Investor Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R
Trading Symbol	CMARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$36	0.72%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 272,320,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderately Conservative Investor Fund Class S
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class S
Trading Symbol	CMASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$19	0.37%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 272,320,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderately Conservative Investor Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class Y
Trading Symbol	CAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$11	0.22%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 272,320,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderately Conservative Investor Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R5
Trading Symbol	CMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 272,320,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Select Risk: Moderately Conservative Investor Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R6
Trading Symbol	CNSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 272,320,000
Holdings Count | Holding	26
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$272.32M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Asset allocation (% of total investments)
Invesco Small Cap Growth Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class A)	$62	1.19%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 2,003,100,000
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc .	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc .	1.24%
*Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GTSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class C)	$97	1.89%
*	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%	[1]
Net Assets	$ 2,003,100,000
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc .	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc .	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R
Trading Symbol	GTSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R)	$74	1.44%
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 2,003,100,000
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc .	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc .	1.24%
*Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	GTSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class Y)	$49	0.94%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 2,003,100,000
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund Investor Class
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Investor Class)	$58	1.12%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 2,003,100,000
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	GTSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R5)	$43	0.83%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 2,003,100,000
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R6)	$39	0.76%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 2,003,100,000
Holdings Count | Holding	126
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,003.10M
Total number of portfolio holdings	126
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Natera, Inc.	1.69%
Glaukos Corp.	1.69%
Onto Innovation, Inc.	1.55%
Wingstop, Inc.	1.52%
TransMedics Group, Inc.	1.38%
Tenet Healthcare Corp.	1.37%
Guidewire Software, Inc.	1.36%
Clean Harbors, Inc.	1.35%
TMX Group Ltd.	1.32%
Element Solutions, Inc.	1.24%
*Excluding money market fund holdings, if any.

[1]	Annualized.